Subsequent events (Details) In Thousands, except Share data, unless otherwise specified	12 Months Ended								3 Months Ended
	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2012 Options USD ($)	Dec. 31, 2013 Minimum	Dec. 31, 2013 Maximum	Jan. 31, 2014 Subsequent events Solar module manufacturing facility in Port Elizabeth, South Africa	Jan. 31, 2014 Subsequent events PWSA Solar module manufacturing facility in Port Elizabeth, South Africa	Mar. 31, 2014 Subsequent events JA MEMC CNY	Mar. 31, 2014 Subsequent events ADS options	Mar. 31, 2014 Subsequent events ADS restricted share	Mar. 31, 2014 Subsequent events Minimum ADS options USD ($)	Mar. 31, 2014 Subsequent events Maximum ADS options USD ($)	Mar. 31, 2014 Subsequent events Short-term loans CNY	Mar. 31, 2014 Subsequent events Short-term loans Minimum	Mar. 31, 2014 Subsequent events Short-term loans Maximum
Subsequent events
Additional borrowings														635,719
Maturity period					4 months	91 months									4 months	1 year
Weighted average interest rate (as a percent)	6.42%	6.49%												6.44%
Repayment of short-term bank loans	1,411,716	1,535,478	1,446,403											837,510
Options granted (in shares)										717,000
Units granted (in shares)											18,000
Exercise price (in dollars per share)				$ 1.40								$ 9.13	$ 9.43
Equity interest acquired (as a percent)									50.00%
Consideration to acquire equity interest									7,700
Ownership in joint venture (as a percent)							65.00%	35.00%